EQUITY COMPONENTS (Tables)	12 Months Ended
Dec. 31, 2022
Equity Components
Schedule of earnings (loss) per share

	12.31.2022	12.31.2021	12.31.2020
Earning for continuing operations attributable to equity holders of the Company	456	312	132
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted earnings per share from continued operations	0.33	0.22	0.08

Loss for discontinued operations attributable to equity holders of the Company	-	(39)	(499)
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted loss per share from discontinued operations	-	(0.03)	(0.32)

Earning (Loss) attributable to equity holders of the Company	456	273	(367)
Weighted average amount of outstanding shares	1,381	1,405	1,572
Basic and diluted earning (loss) per share	0.33	0.19	(0.23)